Offsets	Jun. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-263328
Initial Filing Date	Mar. 07, 2022
Fee Offset Claimed	$ 1,928.67
Explanation for Claimed Amount	Pursuant to Rule 457(b) under the Securities Act of 1933, a portion of the registration fee is offset by the registration fee previously paid with respect to 3,180,000 unsold shares registered under Registration Statement on Form S-1 (Registration No. 333-263328) filed on March 7, 2022.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Alopexx, Inc.
Form or Filing Type	S-1
File Number	333-263328
Filing Date	Mar. 07, 2022
Fee Paid with Fee Offset Source	$ 1,699.02
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Alopexx, Inc.
Form or Filing Type	S-1
File Number	333-263328
Filing Date	Jan. 08, 2025
Fee Paid with Fee Offset Source	$ 229.65